Share Based Payment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Share Based Payment [Line Items]
Constant value percentage			2.00%
Stock options recognized value	$ (24,751)	$ (286,952)	$ (161,327)	$ (522,474)
RSU [Member]
Share Based Payment [Line Items]
Charges recognized on restricted stock units			106,468	172,670
Stock options	$ 53,234	$ 86,335	$ (106,468)	$ (172,670)
Group 1 Granted [Member]
Share Based Payment [Line Items]
Ordinary shares (in Shares)			579,078
Options exercise price (in Dollars per share)			$ 1.52
Group 2 Granted [Member]
Share Based Payment [Line Items]
Ordinary shares (in Shares)			344,555
Options exercise price (in Dollars per share)			$ 8
Group 3 Granted [Member]
Share Based Payment [Line Items]
Ordinary shares (in Shares)			833,333
Options exercise price (in Dollars per share)			$ 4.25